Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents
13	Cash and cash equivalents

	31/12/2017	31/12/2018
	US$’000	US$’000
Cash at bank and on hand, representing cash and cash equivalents	7,312	2,604

Cash at banks earns interest at floating rates based on daily bank deposit rates.